Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
(9)  Income Taxes

The components of income tax expense for the years ended December 31 are as follows:

	2011	2010	2009

Current Federal (Benefit) Expense	$311,174	$(1,037,717)	$(4,075,442)
Deferred Federal (Benefit) Expense	867,006	639,607	(5,869,055)

Federal Income Tax (Benefit) Expense	1,178,180	(398,110)	(9,944,497)
Current State Income Tax (Benefit) Expense	(74,297)	(61,104)	(50,384)

	$1,103,883	$(459,214)	$(9,994,881)

The federal income tax (benefit) expense of $1,178,180 in 2011, $(398,110) in 2010 and $(9,944,497) in 2009 is different than the income taxes computed by applying the federal statutory rates to income before income taxes.  The reasons for the differences are as follows:

	2011	2010	2009

Statutory Federal Income Taxes	$1,228,538	$5,101	$(9,920,776)
Tax-Exempt Interest	(126,468)	(117,586)	(185,775)
Interest Expense Disallowance	8,751	8,400	16,729
Premiums on Officers' Life Insurance	(52,431)	(134,106)	(58,906)
Meal and Entertainment Disallowance	20,693	24,972	32,068
Goodwill	-	-	58,507
Other	99,097	(184,891)	113,656

Actual Federal Income Taxes	$1,178,180	$(398,110)	$(9,944,497)

Deferred taxes in the accompanying consolidated balance sheets as of December 31 include the following:

	2011	2010

Deferred Tax Assets
Allowance for Loan Losses	$5,320,862	$9,615,226
Other Real Estate	1,012,326	511,839
Deferred Compensation	386,225	423,233
Restricted Stock	508,547	504,772
Goodwill	392,124	439,100
Net Operating Loss Carryforward	2,992,777
Other	559,836	470,435

	11,172,697	11,964,605
Deferred Tax Liabilities
Premises and Equipment	(1,195,334)	(1,184,064)
Vested Restricted Stock	(476,540)	(412,715)
Other	(4,185)	(4,185)

	(1,676,059)	(1,600,964)
Deferred Tax Assets (Liabilities) on Unrealized Securities Gains (Losses)	(983,807)	308,982

Net Deferred Tax Assets	$8,512,831	$10,672,623

As discussed in Note 1, certain positions taken in the Company's tax returns may be subject to challenge by the taxing authorities.  An analysis of activity related to unrecognized taxes follows as of        December 31, 2011 and 2010.

	2011	2010

Balance, Beginning	$78,121	$221,584

Positions Taken During the Current Year	14,275	17,259
Reductions Resulting from Lapse of Statutes of Limitation	(59,028)	(160,722)

Balance, Ending	$33,368	$78,121

The net reduction of $44,753 and $143,463 is included in income tax benefits for the years ended December 31, 2011 and 2010, respectively.